Other disclosures - Share-based payment schemes - Outstanding Restricted Stock Units (Details)	12 Months Ended
	Dec. 31, 2018 DKK (kr) shares	Dec. 31, 2017 DKK (kr) shares	Dec. 31, 2016 DKK (kr) shares	Jan. 01, 2016 DKK (kr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year	4,833,882	4,591,526
Issued	6,965,794.000000
Released	(878,167.000000)
Cancelled	(503,608.000000)
Adjustments	0	5,423
Outstanding at the end of the year	5,584,019	4,833,882	4,591,526
2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Released	(35,180)	(9,200)
Value at launch date | kr				kr 508,000,000
Restricted stock units to employees | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	1,565,411		1,465,411
Released	(44,380)
Cancelled	0
Outstanding at the end of the year	1,521,031
Value at launch date | kr	kr 508,000,000		kr 508,000,000
Vesting period		0 years	3 years
Restricted stock units to employees | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	100,000	0
Value at launch date | kr		kr 0
Restricted stock units to employees | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	0
Value at launch date | kr	kr 0
Vesting period	0 years
Outstanding restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	1,565,411
Released	(44,380)
Cancelled	0
Outstanding at the end of the year	1,521,031
Management pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	1,525,545	1,118,021
Cancelled	(209,308)	(157,724)
Management pool | 2014 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Released	(764,474)	(749,658)
Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	1,541,400
Released	(293,542)
Cancelled	(19,144)
Outstanding at the end of the year	1,228,714
Vesting period	4 years
Shares for Management Board | 2014 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	298,467
Released	(293,542)
Cancelled	(4,925)
Outstanding at the end of the year	0
Value at launch date | kr	kr 66,000,000
Shares for Management Board | 2015 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	378,943
Released	0
Cancelled	(522)
Outstanding at the end of the year	378,421
Value at launch date | kr	kr 108,000,000
Shares for Management Board | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	96,705		96,705
Released	0
Cancelled	(1,623)
Outstanding at the end of the year	95,082
Value at launch date | kr	kr 29,000,000		kr 29,000,000
Vesting period			3 years
Shares for Management Board | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	356,195	356,195
Released	0
Cancelled	(12,074)
Outstanding at the end of the year	344,121
Value at launch date | kr	kr 76,000,000	kr 76,000,000
Vesting period		3 years
Shares for Management Board | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	411,090
Released	0
Cancelled	0
Outstanding at the end of the year	411,090
Value at launch date | kr	kr 115,000,000
Vesting period	3 years
Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	3,664,052
Released	(514,362)
Cancelled	(484,464)
Outstanding at the end of the year	2,665,226
Vesting period	4 years
Shares for Management group below Management Board | 2014 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	683,728
Released	(514,362)
Cancelled	(169,366)
Outstanding at the end of the year	0
Value at launch date | kr	kr 155,000,000
Shares for Management group below Management Board | 2015 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	879,988
Released	0
Cancelled	(212,415)
Outstanding at the end of the year	667,573
Value at launch date | kr	kr 251,000,000
Shares for Management group below Management Board | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	224,055		224,055
Released	0
Cancelled	(37,092)
Outstanding at the end of the year	186,963
Value at launch date | kr	kr 68,000,000		kr 68,000,000
Vesting period			3 years
Shares for Management group below Management Board | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	761,826	761,826
Released	0
Cancelled	(65,591)
Outstanding at the end of the year	696,235
Value at launch date | kr	kr 162,000,000	kr 162,000,000
Vesting period		3 years
Shares for Management group below Management Board | 2018 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	1,114,455
Released	0
Cancelled	0
Outstanding at the end of the year	1,114,455
Value at launch date | kr	kr 312,000,000
Vesting period	3 years	3 years
Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	194,931
Released	(25,883)	0
Cancelled	0
Outstanding at the end of the year	169,048
Value at launch date | kr	kr 53,000,000
Shares allocated to individual employees in the year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	159,437	35,494